STOCKHOLDERS' DEFICIT (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Outstanding at Beginning of Period		293,054,702	16,666,667		16,666,667
Outstanding at Beginning of Period			$ 0.30		$ 0.30
Outstanding at Beginning of Period					6 years 9 months 3 days	7 years 9 months 3 days
Outstanding at Beginning of Period		$ 1,023,306	$ 15,296,667		$ 15,400,000
Granted		79,785,156			0
Granted		$ 0.0071
Aggregate intrinsic value, granted
Forfeitures or expirations			16,666,667		0
Forfeitures or expirations			(16,666,667)		0
Forfeitures or expirations			$ 0.30
Outstanding at End of Period	[1]		0
Outstanding at End of Period					$ 0.30	$ 0.30
Exercisable at End of Period		168,329,601	0	[1]
Exercisable at End of Period		$ 0.0039
Outstanding at Beginning of Period		$ 0.0011
Outstanding at Beginning of Period		2 years 2 months 19 days
Granted, years		5 years
Granted		$ 0
Increase due to reset provision		(9,722,222)
Increase due to reset provision, years		2 years 4 months 28 days
Increase due to reset provision		$ 0
Exercised		(194,788,035)
Exercised		$ 0.004
Exercised		1 year 7 months 28 days
Exercised		$ 1,427,826
Outstanding at End of Period		168,329,601	293,054,702		16,666,667	16,666,667
Outstanding at End of Period		$ 0.0039	$ 0.0011
Exercisable at End of Period		3 years 5 months 26 days
Outstanding at End of Period		$ 503,850	$ 1,023,306		$ 15,296,667	$ 15,400,000
Sharebased Compensation Arrangement By Sharebased Payment Award Options Outstanding Opening Weighted Average Remaining Contractual Term3		3 years 5 months 26 days
Exercisable at End of Period		$ 503,850

[1]	On February 27, 2019, Donald Steinberg and Charles Larsen cancelled previously issued options to purchase an aggregate of 16,666,667 shares at an average exercise price of $0.30 per share, representing 100% of all previously issued option.